CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	$ 904,741	$ 373,671
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for capitalized construction costs	(301,225)	(816,893)
Payment for acquisition of property and equipment	(111,282)	(200,829)
Placement of bank deposits with original maturity over three months	(92,819)	(720,557)
Payment for land use rights	(3,788)	(31,678)
Deposits for acquisition of property and equipment	(3,557)	(28,564)
Advance payments for construction costs	(199)	(8,577)
Payment for entertainment production costs	(33)	(2,750)
Payment for security deposit		(1,389)
Escrow funds refundable to the Philippine Parties		24,643
Proceeds from sale of property and equipment	26,216	83
Changes in restricted cash	114,433	857,211
Withdrawals of bank deposits with original maturity over three months	724,736	123,469
Net cash provided by (used in) investing activities	352,482	(805,831)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of shares for retirement	(803,085)
Dividends paid	(367,128)	(52,980)
Principal payments on long-term debt	(54,762)	(68,680)
Payment of deferred financing costs	(7,727)	(46,815)
Purchase of shares of a subsidiary	(2,614)
Principal payments on capital lease obligations	(33)	(126)
Proceeds from long-term debt		148,298
Proceeds from exercise of share options	459	4,976
Net cash used in financing activities	(1,234,890)	(15,327)
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	(1,912)	(8,484)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	20,421	(455,971)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,611,026	1,597,655
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,631,447	1,141,684
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(156,671)	(81,041)
Cash paid for income tax (net of income tax refunds)	(2,881)	(4,291)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Costs of property and equipment funded through accrued expenses and other current liabilities and other long-term liabilities	51,268	34,821
Construction costs funded through accrued expenses and other current liabilities and other long-term liabilities	37,979	165,992
Deferred financing costs funded through accrued expenses and other current liabilities		$ 1,097
Proceeds from sale of property and equipment offset by escrow funds refundable to the Philippine Parties	24,644
Proceeds from sale of property and equipment unsettled and included in prepaid expenses and other current assets	$ 2,618